Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,413,970.52
Total Fee Amount	4,752.57
Total Offset Amount	0.00
Net Fee	$ 4,752.57
Offering Table N/A
Offset Table N/A	N/A